SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          October 25, 2005
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    132
                                                  -------------------------

Form 13F Information Table Value Total:                  251,671
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/05


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------


totals                             132          251671       6349705

Exxon Mobil Corporation            30231G102     11934        187816   187816                                               187816
Coca-Cola Company                  191216100     10258        237502   237502                                               237502
ConocoPhillips                     20825C104      8321        119020   119020                                               119020
Johnson & Johnson                  478160104      8167        129069   129069                                               129069
American Express Co                025816109      7748        134890   134890                                               134890
T Rowe Price Group.                74144T108      7643        117045   117045                                               117045
I Shares US Total Mkt              464287846      7086        119000   119000                                               119000
Microsoft Corp.                    594918104      6916        268797   268797                                               268797
Southeastern Bk Fin Corp           841584105      6107        143698   143698                                               143698
Cameco Corp                        13321L108      5511        103000   103000                                               103000
Sunrise Assisted Living            86768K106      5350         80160    80160                                                80160
Hershey Foods Corp                 427866108      5076         90152    90152                                                90152
Bank of America Corp               060505104      4890        116142   116142                                               116142
Church & Dwight Co                 171340102      4845        131150   131150                                               131150
General Electric Co                369604103      4739        140741   140741                                               140741
Peabody Energy Corp                704549104      4479         53100    53100                                                53100
Paychex Inc.                       704326107      4333        116825   116825                                               116825
Jefferson Pilot Corp               475070108      4287         83770    83770                                                83770
St Joe Company                     790148100      3953         63300    63300                                                63300
Intl Game Technology               459902102      3936        145790   145790                                               145790
FedEx Corp                         31428X106      3731         42826    42826                                                42826
Royal Dutch Shell Adr              780259206      3588         54664    54664                                                54664
Suntrust Banks Inc                 867914103      3551         51127    51127                                                51127
Medco Health Solutions Inc         58405U102      3237         59045    59045                                                59045
Wachovia Corp                      929903102      3181         66843    66843                                                66843
AGL Resources Inc                  047753108      3162         85202    85202                                                85202
PetroChina Co                      71646E100      3126         37500    37500                                                37500
ThreeM (3M) Company                88579Y101      3017         41121    41121                                                41121
Mediacom Communications Corp ClA   58446K105      2945        398984   398984                                               398984
Zimmer Holdings Inc                98956P102      2941         42685    42685                                                42685
Cousins Properties Inc             222795106      2770         91650    91650                                                91650
General Dynamics Corp              369550108      2720         22750    22750                                                22750
BerkshireHathawayClB               084670207      2649           970      970                                                  970
Brown Forman Corp                  115637209      2641         44350    44350                                                44350
Carnival Corp                      143658300      2392         47850    47850                                                47850
Charles Schwab Corp                808513105      2327        161230   161230                                               161230
Sector Spdr Engy Select            81369Y506      2176         40550    40550                                                40550
Stan&Poors Dep Recs                78462F103      1915         15565    15565                                                15565
Newmont Mining Corp                651639106      1915         40600    40600                                                40600
Merck & Co Inc                     589331107      1873         68842    68842                                                68842
Duke Realty                        264411505      1860         54900    54900                                                54900
Diebold Inc                        253651103      1766         51240    51240                                                51240
T I B Financial Corp               872449103      1648         53000    53000                                                53000
Equity Rsntl Pptys Tr              29476L107      1614         42632    42632                                                42632
Alltel Corp.                       020039103      1576         24200    24200                                                24200
Young Innovations Inc              987520103      1548         40900    40900                                                40900
Colonial Properties Trust          195872106      1527         34327    34327                                                34327
Health Care Ppty Inv Inc           421915109      1526         56550    56550                                                56550
American Int'l Group               026874107      1491         24056    24056                                                24056
Morgan Stanley India Investment Fd 61745C105      1490         34600    34600                                                34600
Block (H&R) Inc                    093671105      1414         58980    58980                                                58980
Walt Disney Holdings Co            254687106      1397         57915    57915                                                57915
_Gillette Co                       375766102      1397         24010    24010                                                24010
Clarcor Inc                        179895107      1384         48200    48200                                                48200
Cross Timbers Royalty Tr           22757R109      1192         21950    21950                                                21950
Pfizer Inc.                        717081103      1191         47689    47689                                                47689
Procter & Gamble Co                742718109      1189         19999    19999                                                19999
Cisco Systems                      17275R102      1177         65660    65660                                                65660
Intern'l Business Mach             459200101      1176         14656    14656                                                14656
Wal-Mart Stores                    931142103      1142         26065    26065                                                26065
G&K Services Inc                   361268105      1142         29000    29000                                                29000
Deere & Co                         244199105      1040         17000    17000                                                17000
Anheuser-Busch Co Inc              035229103      1007         23390    23390                                                23390
Intel Corp                         458140100       997         40462    40462                                                40462
Delta & Pine Land Co               247357106       974         36886    36886                                                36886
Ameriprise Financial Inc           03076C106       936         26978    26978                                                26978
Flaherty & Crumrine Pfd Inc Fnd    33848E106       896         69200    69200                                                69200
Forest Laboratories Inc            345838106       869         22300    22300                                                22300
Johnson Controls Inc               478366107       869         14000    14000                                                14000
PepsiCo Incorporated               713448108       859         15140    15140                                                15140
Polaris Industries Inc             731068102       856         17284    17284                                                17284
Home Depot                         437076102       850         22298    22298                                                22298
Consolidated Water Co Inc          G23773107       842         42000    42000                                                42000
Chattem Incorporated               162456107       838         23600    23600                                                23600
Southern Company                   842587107       814         22749    22749                                                22749
Kimberly Clark Corp                494368103       798         13412    13412                                                13412
Regions Finl Corp I 8%             75914H208       768         30300    30300                                                30300
Greater China Fund                 39167B102       751         44910    44910                                                44910
Lilly (Eli) & Co                   532457108       698         13042    13042                                                13042
Scottish Power Plc Adr             81013T705       688         17100    17100                                                17100
Harley Davidson Inc                412822108       668         13800    13800                                                13800
BellSouth Corp                     079860102       646         24563    24563                                                24563
Amgen Inc                          031162100       633          7950     7950                                                 7950
Wolseley Plc Adr                   97786P100       593         13800    13800                                                13800
SBC Communications                 78387G103       584         24359    24359                                                24359
Watts Water Tech Inc A             942749102       560         19400    19400                                                19400
iShares Trust Tips                 464287176       558          5300     5300                                                 5300
Honeywell International            438516106       525         14000    14000                                                14000
Rio Tinto Plc Adr                  767204100       518          3150     3150                                                 3150
Royal Bank Scotland prd D 9.125%   780097606       490         18700    18700                                                18700
Genuine Parts Co                   372460105       479         11176    11176                                                11176
ChevronTexaco Corp                 166764100       470          7256     7256                                                 7256
Barrick Gold Corp.                 02451E109       424         14600    14600                                                14600
Dover Corporation                  260003108       408         10000    10000                                                10000
Florida East Coast Inds            340632108       408          9000     9000                                                 9000
CitiGroup Inc                      172967101       401          8817     8817                                                 8817
Swiss Helvetia Fund Inc            870875101       383         25750    25750                                                25750
General Growth Properties Inc      370021107       373          8300     8300                                                 8300
Schlumberger Ltd                   806857108       363          4300     4300                                                 4300
Georgia Pwr Cap V 7.125            37333R308       355         13800    13800                                                13800
Intuit Inc                         461202103       354          7900     7900                                                 7900
Unitedhealth Group Inc             91324P102       348          6200     6200                                                 6200
Nasdaq 100 Trust Ser 1             631100104       343          8700     8700                                                 8700
Caremark Rx Inc                    141705103       325          6500     6500                                                 6500
Macrovision                        555904101       317         16600    16600                                                16600
JM Smuckers Co                     832696405       307          6320     6320                                                 6320
Fortune Brands                     349631100       303          3726     3726                                                 3726
Bristol Myers Squibb Co            110122108       296         12317    12317                                                12317
Chicos FAS Inc                     168615102       294          8000     8000                                                 8000
Texas Pacific Land Trust           882610108       293          1850     1850                                                 1850
Regions Financial Corp             7591EP100       290          9327     9327                                                 9327
Cintas Corp                        172909105       287          7000     7000                                                 7000
Emerson Electric Co                291011104       287          4000     4000                                                 4000
Abbott Labs                        002824100       282          6640     6640                                                 6640
JP Morgan Chase & Co               46625H100       276          8133     8133                                                 8133
FPL Group                          302571104       273          5726     5726                                                 5726
Duke Energy                        264399106       270          9270     9270                                                 9270
St Paul Travelers Cos              792860108       266          5933     5933                                                 5933
Constellation Brand Cl A           21036P108       255          9800     9800                                                 9800
Morgan Stanley                     617446448       248          4600     4600                                                 4600
Dell Inc                           24702R101       243          7110     7110                                                 7110
Allstate Corp                      020002101       238          4300     4300                                                 4300
SCANA Corp                         805898103       237          5600     5600                                                 5600
Verizon Communications             92343V104       220          6727     6727                                                 6727
Dominion Res Inc Va New            25746U109       213          2470     2470                                                 2470
Thermo Electron Corp               883556102       204          6600     6600                                                 6600
Fidelity Southern Corp             316320100       184         10560    10560                                                10560
Flag Financial Corp                33832H107       161         10000    10000                                                10000
Internap Network Services Corp     45885A102       148        307770   307770                                               307770
Sirius Satellite Radio             82966U103        78         12000    12000                                                12000
Migratec Inc                       598622108         0         20000    20000                                                20000
                                                  6358        212104   212104                                               212104

130 equities less than 10000 shares and less than $200000

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